CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
CONVERTIBLE NOTES PAYABLE [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 - CONVERTIBLE NOTES PAYABLE

On February 14, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,890.41 to 1,000,000 and 63,561 shares of the Company's common stock at $0.25 per share, respectively.

On June 23, 2011, the Company issued a convertible note in the amount of $100,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $100,000 and accrued interest through the date of conversion of $2,821.92 to 400,000 and 11,288 shares of the Company's common stock at $0.25 per share.

On October 4, 2011, the Company issued a convertible note in the amount of $150,000 with interest at 10% per annum due one (1) year from the date of issuance. On January 18, 2012, the note holder converted the entire principal of $150,000 and accrued interest through the date of conversion of $4,356 to 617,425 shares of the Company's common stock at $0.25 per share.

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis.

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance.

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

Convertible notes payable at June 30, 2012 and March 31, 2012 consisted of the following:

	June 30, 2012	March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis	$250,000	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance	250,000	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000	-

	$900,000	$700,000

NOTE 8 - CONVERTIBLE NOTES PAYABLE

On February 14, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,890.41 to 1,000,000 and 63,561 shares of the Company's common stock at $0.25 per share, respectively.

On June 23, 2011, the Company issued a convertible note in the amount of $100,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $100,000 and accrued interest through the date of conversion of $2,821.92 to 400,000 and 11,288 shares of the Company's common stock at $0.25 per share.

On October 4, 2011, the Company issued a convertible note in the amount of $150,000 with interest at 10% per annum due one (1) year from the date of issuance. On January 18, 2012, the note holder converted the entire principal of $150,000 and accrued interest through the date of conversion of $4,356 to 617,425 shares of the Company's common stock at $0.25 per share.

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis.

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance.

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

Convertible notes payable at March 31, 2012 consisted of the following:

March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000
$700,000